Jassmin McIver-Jones
Counsel
The Lincoln National Life Insurance Company
100 N. Greene Street
Greensboro, North Carolina 27401
Telephone: (336)691-3892
Jassmin.McIver-Jones@LFG.com

VIA EDGAR

November 6, 2020

U.S. Securities and Exchange Commission
100 F Street, N. E.
Washington, DC 20549-0506

Re: Lincoln Life Flexible Premium Variable Life Account M
      The Lincoln National Life Insurance Company
File No: 811-08557; CIK: 0001048607
      Initial Registration Statement, Form N-6
      Lincoln VULONE 2021

Dear Sir or Madam:

Today we are electronically filing on EDGAR an Initial Registration Statement on Form N-6 for a variable life insurance product.  The marketing name for this product is “Lincoln VULONE 2021”.

Pursuant to Securities Act Release No. 33-6510, we request selective review of this registration statement.  Selective review is appropriate inasmuch as this product is most similar to the Lincoln VULONE 2019 (File No. 333-229198; 811-08557) also issued by The Lincoln National Life Insurance Company.  Key differences between these two products and their prospectuses are:

•
we have adopted language simplifications and clarifications derived in the process of addressing staff comments during the registration of more recent products also issued by The Lincoln National Life Insurance Company; and

•	this product offers one new rider, the Bonus Rider.
A courtesy copy of this Registration Statement will be forwarded under separate cover to our Reviewer.

Please contact me at (336) 691-3892 with any questions or comments about this filing.

Sincerely,

/s/Jassmin McIver-Jones

Jassmin McIver-Jones
Counsel